SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
27.	SUBSEQUENT EVENT

In January 2013, the Group granted options to purchase 1,200,000 ordinary shares to employees and directors with the exercise price of $1.18. The vesting term is: (1) twenty five percent (25%) shall vest on January 8, 2013; (2) the remaining 75% shall vest in 36 substantially equal monthly installments with the first installment vesting on February 28, 2013 and an additional installment vesting on the last day of each of the 35 months thereafter.